Schedule of Investments (Unaudited) June 30, 2022

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 79.6%
Schwab US TIPS ETF ‡	23,761,159	$1,325,872,672
TOTAL EXCHANGE - TRADED FUND
(Cost $1,478,421,033)		1,325,872,672

PURCHASED OPTIONS (A) — 14.4%
TOTAL PURCHASED OPTIONS
(Cost $350,046,750)		239,624,433

TOTAL INVESTMENTS — 94.0%
(Cost $1,828,467,783)		1,565,497,105
OTHER ASSETS LESS LIABILITIES – 6.0%		99,650,776
NET ASSETS - 100%		$1,665,147,881

‡	For financial information on the Schwab US TIPS ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2022 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 14.4%

Call Options
CMS 10Y - 2Y	Goldman Sachs	1,050,000	$34,125,000	0.13%	05/23/23	$32,235,336
CMS 10Y - 2Y	Nomura	650,000	21,970,000	(0.25)	04/19/23	30,771,987
CMS 10Y - 2Y	Goldman Sachs	1,550,000	41,825,000	0.48	06/19/24	51,211,029
CMS 10Y - 2Y	Morgan Stanley	775,000	21,893,750	0.40	12/13/23	24,374,842
CMS 10Y - 2Y	Nomura	500,000	20,875,000	0.00	11/28/23	25,368,702
CMS 10Y - 2Y	Morgan Stanley	825,000	27,225,000	0.30	11/13/24	35,121,815
CMS 10Y - 2Y	Nomura	500,000	15,500,000	0.45	10/03/23	12,975,734
CMS 10Y - 2Y	Goldman Sachs	1,500,000	33,593,750	0.95	07/12/23	13,297,170
CMS 10Y - 2Y	Goldman Sachs	800,000	13,500,000	1.10	04/11/23	3,391,572
CMS 10Y - 2Y	Nomura	900,000	28,250,000	0.83	01/25/23	3,763,632
CMS 10Y - 2Y	Morgan Stanley	600,000	16,620,000	0.63	03/01/23	5,455,482
CMS 10Y - 2Y	Goldman Sachs	1,200,000	28,425,000	1.15	12/01/22	964,438
CMS 10Y - 2Y	Morgan Stanley	20,000	102,500	1.625	07/12/23	45,156
CMS 10Y - 2Y	Goldman Sachs	1,000,000	24,812,500	1.25	07/29/22	–
CMS 10Y - 2Y	Goldman Sachs	850,000	21,329,250	0.80	10/12/22	647,538
Total Purchased Options			$350,046,750			$239,624,433

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

Schedule of Investments (Unaudited) June 30, 2022 (concluded)

Quadratic Interest Rate Volatility and Inflation Hedge ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$1,325,872,672	$—	$—	$1,325,872,672
Purchased Options	—	239,624,433	—	239,624,433
Total Investments in Securities	$1,325,872,672	$239,624,433	$—	$1,565,497,105

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0700

Schedule of Investments (Unaudited) June 30, 2022

Quadratic Deflation ETF

	Shares	Value
EXCHANGE - TRADED FUND — 82.0%
Vanguard Long-Term Treasury ETF ‡	770,979	$54,091,887
TOTAL EXCHANGE - TRADED FUND
(Cost $69,010,795)		54,091,887

PURCHASED OPTIONS (A) — 6.4%
TOTAL PURCHASED OPTIONS
(Cost $4,065,000)		4,243,454

TOTAL INVESTMENTS — 88.4%
(Cost $73,075,795)		58,335,341
OTHER ASSETS LESS LIABILITIES – 11.6%		7,648,573
NET ASSETS - 100%		$65,983,914

‡	For financial information on the Vanguard Long-Term Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
(A)	Refer to option table below.

A list of open option contracts held by the Fund at June 30, 2022 was as follows:

Description	Counterparty	Number of Contracts^	Notional Amount†	Exercise Price	Expiration Date	Market Value
PURCHASED OPTIONS — 6.4%

Put Options
CMS 30Y – 2Y	Goldman Sachs	55,000	$2,310,000	0.20%	03/12/25	$2,918,225
CMS 30Y – 2Y	Nomura	30,000	1,755,000	0.01	05/07/24	1,325,229
Total Purchased Options			$4,065,000			$4,243,454

†	Represents cost.
^	Value equals 10,000 x Number of Contracts x Price

CMS — Constant Maturity Swap

ETF — Exchange-Traded Fund

The following summarizes the market value of the Fund’s investments and other financial instruments used as of June 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$54,091,887	$—	$—	$54,091,887
Purchased Options	—	4,243,454	—	4,243,454
Total Investments in Securities	$54,091,887	$4,243,454	$—	$58,335,341

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-031-0200

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